DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

NOTE 1 – DESCRIPTION OF BUSINESS

BrooQLy Inc. (the “Company”) was incorporated in Nevada on February 19, 2021, as “MyTreat, Inc.” On May 12, 2021, the Company changed its name to BrooQLy Inc. in Nevada pursuant to an amendment to its Articles of Incorporation. Since February 25, 2025, the Company has been doing business as Dynamic Aerospace Systems Corporation (“Dynamic Aerospace Systems”).

On April 1, 2025, the Company completed the acquisitions of certain assets of (i) Vayu (US) Inc. (“Vayu”), a developer of high-performance vertical take-off and landing (“VTOL”) unmanned aerial vehicles (“UAVs”), (ii) Impossible Aerospace Corporation (“IAC”) a developer of UAVs prioritizing battery life over traditional propulsion systems, and (iii) Global Autonomous Corporation (“GAC” and, together with Vayu and IAC, the “Acquired Entities”), a developer of autonomous delivery solutions licensed to provide an Autonomous Mesh Fulfillment Network in Dubai. See Note 4, Business Combinations, for further discussion of the asset acquisitions.

Following the asset acquisitions, the Company operates in two business segments: the Dynamic Aerospace Systems segment (“DAS”) and the Dynamic Deliveries segment.

The DAS segment is based in Ann Arbor, Michigan, and is an original equipment manufacturer (“OEM”) of UAVs. DAS seeks to help pioneer the future of unmanned flight, logistics, and public safety through advanced UAV platforms, intelligent delivery networks, and globally compliant flight systems. Built on a foundation of proprietary technology and mission-specific engineering, The DAS segment manufactures versatile, long-endurance UAVs tailored for real-world applications in both commercial and governmental sectors.

The Dynamic Deliveries segment is a division focused on building autonomous mesh logistics networks. A mesh logistics network is a decentralized approach to managing the flow of goods, where each node (e.g., a warehouse, distribution center, or delivery vehicle) is directly connected to multiple other nodes, forming a network that allows for flexible and efficient routing of shipments. These systems have numerous advantages, including decentralization. with no single central point of failure; direct connections, where different nodes are connected to several other nodes; and dynamic routing, allowing the network to adapt to changing conditions by finding the most efficient route for each shipment. Dynamic Deliveries uses its proprietary autonomous mesh fulfillment network to leverage DAS’s long-range UAVs to enable high-frequency, last-mile delivery through a geofenced network of takeoff and recovery nodes. The Dynamic Deliveries system is purpose-built for use in urban and semi-rural environments, allowing for the automated delivery of goods, medicine, and supplies at scale particularly where road-based logistics are constrained or inefficient.

NOTE 1 – DESCRIPTION OF BUSINESS

The Company is an early-stage company incorporated in Nevada on February 19, 2021, under the name “MyTreat, Inc”. On May 12, 2021, pursuant to an amendment to its Articles of Incorporation, the Company filed for a name change in Nevada, at which time the Company changed its name to brooqLy, Inc.